Significant Transactions - Consideration and Allocation (Details) - USD ($)		3 Months Ended
	Jan. 02, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 02, 2020	Jan. 02, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination [Abstract]
Equity consideration issued in connection with an acquisition		$ 6,248,015
Liability incurred			$ 2,000,000
Deferred payments/contingent consideration			1,500,000
Receipt of working capital adjustment from 2018 acquisitions			564,152
Estimated fair values of net assets acquired
Cash			117,000
Accounts receivables			3,691,030
Inventory			2,468,427
Prepaid and other current assets			11,835
Equipment and other fixed assets			1,658,714
Goodwill		340,806,853	19,381,515			$ 266,790,518	$ 202,436,212	$ 38,628,391
Accounts payable and accrued expenses			(2,266,026)
Net assets acquired			25,062,495
Significant Acquisitions In 2020 [Member]
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination [Abstract]
Cash payment		106,178,017
Equity consideration issued in connection with an acquisition		6,248,015
Deferred payments/contingent consideration		14,250
Total consideration		112,440,282
Estimated fair values of net assets acquired
Cash		337,087
Accounts receivables		19,573,766
Inventory		4,780,439
Prepaid and other current assets		1,334,306
Equipment and other fixed assets		24,406,410
Goodwill		74,016,335
Accounts payable and accrued expenses		(6,494,599)
Contract liabilities		(2,467,643)
Unfavorable lease liability		(1,418,931)
Capital lease obligations		(1,626,888)
Net assets acquired		$ 112,440,282
Patient Care Solutions (PCS) [Member]
Business Acquisition
Interest acquired, as a percent					100.00%
Estimated fair values of net assets acquired
Accounts receivables					$ 16,300,000
Equipment and other fixed assets					500,000
Goodwill					1,400,000
Accounts payable and accrued expenses					$ (3,200,000)
Advanced Home Care Inc [Member]
Business Acquisition
Potential contingent payment				$ 9,000,000
Estimated fair values of net assets acquired
Equipment and other fixed assets				18,500,000
Other assets				1,500,000
Goodwill				$ 38,500,000
Significant acquisitions in 2019
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination [Abstract]
Cash payment			21,562,495
Liability incurred			2,000,000
Deferred payments/contingent consideration			1,500,000
Total consideration			$ 25,062,495
Estimated fair values of net assets acquired
Cash						91,894
Accounts receivables						5,405,060
Inventory						4,261,041
Prepaid and other current assets						122,047
Equipment and other fixed assets						10,968,731
Goodwill						65,269,470
Accounts payable and accrued expenses						(4,916,493)
Contract liabilities						(1,708,995)
Net assets acquired						$ 79,492,755
Gould's
Business Acquisition
Interest acquired, as a percent	100.00%
Potential contingent payment	$ 1,500,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination [Abstract]
Cash payment	20,764,344
Total consideration	$ 24,264,344
Debt Interest rate	5.00%
Estimated fair values of net assets acquired
Accounts receivable	$ 3,700,000
Accounts receivables	3,968,011
Inventory	2,400,000
Inventory	2,452,777
Prepaid and other current assets	11,835
Equipment and other fixed assets	1,700,000
Equipment and other fixed assets	3,352,330
Goodwill	18,600,000
Goodwill	17,947,636
Accounts payable and accrued expenses	2,100,000
Accounts payable and accrued expenses	(2,959,245)
Contract liabilities	(509,000)
Net assets acquired	$ 24,264,344